Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 24, 2014
Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
CIK	dei_EntityCentralIndexKey	0001545440
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec. 24, 2014
Effective Date	dei_DocumentEffectiveDate	Dec. 24, 2014
Prospectus Date	rr_ProspectusDate	Dec. 24, 2014